3. Significant Accounting Policies	12 Months Ended
Jul. 31, 2019
Notes
3. Significant Accounting Policies

3.        Significant Accounting Policies

(a)    Cash and Cash Equivalents

The Company considers cash equivalents are highly liquid instruments with a maturity of three months or less at the time of issuance or are readily redeemed into known amounts of cash.  As of July 31, 2019, the Company held cash, a term deposit and money market funds.

(b)    Provisions

Provisions are recorded when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate of the amount can be made. If the effect is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. At each financial position reporting date presented the Company has not incurred any provisions.

(c)    Financial Instruments

(i)   Classification

The Company classifies its financial instruments in the following categories: FVTPL, at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost.

The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics.

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial assets that are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows, and the contractual terms of these financial assets give rise on specified date to cash flows that are solely payments of principal and interest on the principal amount outstanding, are measured at amortized cost

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

(ii)   Measurement

Debt investments at FVTOCI

These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognised in profit or loss. Other net gains and losses are recognized in other comprehensive income (“OCI”). On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity securities at FVTOCI

These assets are subsequently measured at fair value. Dividends are recognised as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of net loss and comprehensive loss in the period in which they arise. Where management has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive income (loss).

(iii) Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.  At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

(iv) Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity.

Financial liabilities

The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire.  The Company also derecognizes a financial liability when the terms of the liability are modified such that the terms and / or cash flows of the modified instrument are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.  Gains and losses on derecognition are generally recognized in profit or loss.

(d)    Income Taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date. Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax

Deferred income tax is provided based on temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

(e)    Foreign Currency Translation

The functional currency of the Company is Canadian dollar, which is the currency of the primary economic environment in which that Company operates.

Transactions denominated in foreign currencies are translated using the exchange rate in effect on the transaction date which is approximated by an average rate. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect at the statement of financial position date. Non-monetary items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in profit or loss.

Financial statements of subsidiary companies prepared under their functional currencies are translated into Canadian dollars for consolidation purposes. Amounts are translated using the current rates of exchange for assets and liabilities and using the average rates of exchange for the period for revenues and expenses. Gains and losses resulting from translation adjustments are recorded as other comprehensive income (loss) and accumulated in a separate component of equity, described as foreign currency translation adjustment. In the event of a reduction of the Company’s net investment in its foreign operations, the portion of accumulated other comprehensive income related to the reduction is realized and recognized in operations.

(f)     Loss Per Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period. The treasury stock method is used for the calculation of diluted loss per share, whereby all “in-the-money” stock options, share purchase warrants and convertible preferred shares are assumed to have been exercised at the beginning of the period and the proceeds from their exercise are assumed to have been used to purchase common shares at the average market price during the period. When a loss is incurred during the period, basic and diluted loss per share are the same as the exercise of stock options,  share purchase warrants and convertible preferred shares are considered to be anti-dilutive.

(g)    Share-based Payments

The Company grants share-based awards to employees, directors and non-employees as an element of compensation. The fair value of the awards granted to employees and directors is recognized over the vesting period as share-based compensation expense and share-based payment reserve. The fair value of share-based payments is determined using the Black-Scholes option pricing model using estimates at the date of the grant. At each reporting date prior to vesting, the cumulative expense representing the extent to which the vesting period has expired and management’s best estimate of the awards that are ultimately expected to vest is computed. The movement in cumulative expense is recognized in the statement of comprehensive loss with a corresponding entry within equity, against share-based payment reserve. No expense is recognized for awards that do not ultimately vest. When stock options are exercised, the proceeds received, together with any related amount in share-based payment reserve, are credited to share capital.

Share-based payment arrangements with non-employees in which the Company receives goods or services are measured based on the estimated fair value of the goods or services received, unless the fair value cannot be estimated reliably. If the Company cannot reliably estimate the fair value of the goods or services received, the Company will measure their value by reference to the fair value of the equity instruments granted.

(h)    Share Issuance Costs

Professional, consulting, regulatory and other costs directly attributable to financing transactions are recorded as deferred financing costs until the financing transactions are completed, if the completion of the transaction is considered likely; otherwise they are expensed as incurred. Share issue costs are charged to share capital when the related shares are issued. Deferred financing costs related to financing transactions that are not completed are charged to expenses.

(i)     Share Capital

Instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company's common and convertible preferred shares are classified as equity instruments. Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction, net of tax, from the proceeds. The proceeds from issuance of units are allocated between shares and warrants based on the residual method. Under this method, the proceeds are allocated first to share capital based on the fair value of the shares at the time the units are issued and any residual value is allocated to warrant reserve.

(j)     Adoption of New or Amended Accounting Standards

IFRS 9 Financial Instruments: Classification and Measurement - The Company adopted all of the requirements of IFRS 9 for the annual period beginning on August 1, 2019. IFRS 9 replaces IAS 39 Financial Instruments: Recognition and Measurement. IFRS 9 utilizes a revised model for recognition and measurement of financial instruments and a single, forward-looking “expected loss” impairment model.  Most of the requirements in IAS 39 for classification and measurement of financial liabilities were carried forward in IFRS 9, so the Company’s accounting policy with respect to financial liabilities is unchanged.  As a result of the adoption of IFRS 9, management has changed its accounting policy for financial assets retrospectively, for assets that continued to be recognized at the date of initial application. The change did not impact the carrying value of any financial assets or financial liabilities on the transition date.

The following table shows the original classification under IAS 39 and the new classification under IFRS 9:

Financial assets/liabilities	Original classification IAS 39	New classification IFRS 9
Financial assets:
Cash and cash equivalents	FVTPL	FVTPL

Financial liabilities:
Accounts payable	Amortized cost	Amortized cost
Due to related parties	Amortized cost	Amortized cost
Loans payable	Amortized cost	Amortized cost

IFRS 15 Revenue from Contracts with Customers – IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It has replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The new standard establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15, revenue is recognized at an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or services to a customer.

The Company has adopted the amendments to IFRS 15 in its financial statements for the annual period beginning on August 1, 2019 with no resulting adjustments.

IFRS 2 Share-based Payment - In November 2016, the IASB has revised IFRS 2 to incorporate amendments issued by the IASB in June 2016.  The amendment provide guidance on the accounting for i) the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments; ii) share-based payment transactions with a net settlement feature for withholding tax obligations and iii) a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled.  The amendments are effective for annual periods beginning on or after January 1, 2018.  Earlier application is permitted.

The Company has adopted the amendments to IFRS 2 in its financial statements for the annual period beginning on August 1, 2019 with no resulting adjustments.

(k)    New Accounting Standards Issued but Not Yet Effective

New standards and interpretations not yet adopted Certain new standards, interpretations and amendments to existing standards have been issued by the IASB that are mandatory for future accounting periods with early adoption permitted.  Some updates that are not applicable or are not consequential to the Company may have been excluded from the list below.

Standard is effective for annual periods beginning on or after January 1, 2019:

IFRS 16 Leases - In June 2016, the IASB issued IFRS 16 - Leases.   IFRS 16 establishes principles for the recognition, measurement, presentation and disclosure of leases, with the objective of ensuring that lessees and lessors provide relevant information that faithfully represents those transactions. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17. Accordingly, a lessor continues to classify its leases as operating leases or finance leases, and to account for those two types of leases differently. However, lessees are no longer classifying leases as either operating leases or finance leases as it is required by IAS 17. The standard is effective for annual periods beginning on or after January 1, 2019.  The Company is assessing the impact of this new standard on its consolidated financial statements.